Income Tax - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	25.00%	25.00%
Valuation allowance		$ 36	$ 36
Net operating loss carryforwards		412	$ 292
Capital loss carryforwards		$ 88
If taxable amount is more than 200 thousand
Effective Income Tax Rate Reconciliation [Line Items]
Taxable income amount (in Euro) | €	€ 200
If taxable amount is upto 200 thousand
Effective Income Tax Rate Reconciliation [Line Items]
Taxable income amount (in Euro) | €	€ 200
Israeli
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	23.00%	23.00%	23.00%	23.00%
Switzerland
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	12.00%	12.00%
UK
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	19.00%	19.00%
Netherlands | If taxable amount is more than 200 thousand
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	25.00%	25.00%
Netherlands | If taxable amount is upto 200 thousand
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	19.00%	19.00%
U.S.
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	21.00%	21.00%
Germany
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	15.80%	15.80%